OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
As of June 30, 2024 and December 31, 2023 our current liabilities were as follows:

(in thousands of $)	2024	2023
Deferred charter revenue	27,246	22,840
Other current liabilities	5,482	4,419
Total other current liabilities	32,728	27,259